Shareholder Fees - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO	Dec. 30, 2022 USD ($)
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities and Income ETF
Shareholder Fees:
(fees paid directly from your investment)	none